Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finance Costs
Interest expense (Note 5)	$ 13,939	$ 24,396
Amortization and write-off of deferred financing fees	1,287	1,611
Other	83	181
Total	$ 15,309	$ 26,188